Annual Total Returns	12 Months Ended
Dec. 31, 2025
WEBs SPY Defined Volatility ETF
Prospectus [Line Items]
Annual Return [Percent]	15.49%
WEBs QQQ Defined Volatility ETF
Prospectus [Line Items]
Annual Return [Percent]	18.20%